Derivatives - Schedule of Derivative Financial Instruments Portfolio (Assets And Liabilities) (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Notional amount		R$ 6,795,446
Derivatives	R$ 73,384	92,439
Derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount	13,835,631	6,795,446
Derivatives	73,384	92,439
Fair value - liability	(69,760)	(85,413)
Derivatives | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0	0
Derivatives | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(4,381)	(1,450)
Derivatives | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(8,402)	(20,588)
Derivatives | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(45,453)	(51,394)
Derivatives | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(10,929)	(10,761)
Derivatives | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(367)	(795)
Derivatives | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(228)	(425)
Derivatives | Stock exchange
Disclosure of fair value measurement of assets [line items]
Notional amount	10,844,286	3,452,914
Derivatives	30,522	48,562
Fair value - liability	(25,929)	(47,800)
Derivatives | Stock exchange | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | Stock exchange | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(6)
Derivatives | Stock exchange | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(3,920)
Derivatives | Stock exchange | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(20,200)
Derivatives | Stock exchange | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(1,556)
Derivatives | Stock exchange | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(184)
Derivatives | Stock exchange | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(63)
Derivatives | Over-the-counter market
Disclosure of fair value measurement of assets [line items]
Notional amount	2,991,345	3,342,532
Derivatives	42,862	43,877
Fair value - liability	(43,831)	(37,613)
Derivatives | Over-the-counter market | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | Over-the-counter market | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(4,375)
Derivatives | Over-the-counter market | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(4,482)
Derivatives | Over-the-counter market | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(25,253)
Derivatives | Over-the-counter market | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(9,373)
Derivatives | Over-the-counter market | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(183)
Derivatives | Over-the-counter market | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(165)
Derivatives | Financial institutions
Disclosure of fair value measurement of assets [line items]
Notional amount	2,265,335	2,766,467
Derivatives	29,102	23,262
Fair value - liability	(27,063)	(20,154)
Derivatives | Financial institutions | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | Financial institutions | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(3,285)
Derivatives | Financial institutions | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(2,271)
Derivatives | Financial institutions | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(16,909)
Derivatives | Financial institutions | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(4,318)
Derivatives | Financial institutions | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(183)
Derivatives | Financial institutions | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(97)
Derivatives | Companies
Disclosure of fair value measurement of assets [line items]
Notional amount	682,732	541,300
Derivatives	12,947	1,076
Fair value - liability	(14,041)	(1,713)
Derivatives | Companies | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | Companies | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(1,047)
Derivatives | Companies | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(2,171)
Derivatives | Companies | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(5,759)
Derivatives | Companies | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(4,996)
Derivatives | Companies | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | Companies | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(68)
Derivatives | Individuals
Disclosure of fair value measurement of assets [line items]
Notional amount	43,278	34,765
Derivatives	813	19,539
Fair value - liability	(2,727)	(15,746)
Derivatives | Individuals | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | Individuals | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(43)
Derivatives | Individuals | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(40)
Derivatives | Individuals | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(2,585)
Derivatives | Individuals | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(59)
Derivatives | Individuals | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | Individuals | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | 0-30
Disclosure of fair value measurement of assets [line items]
Notional amount	2,935,988	1,666,491
Derivatives	11,301	15,232
Fair value - liability	(11,408)	(10,775)
Derivatives | 0-30 | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | 0-30 | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(3,203)
Derivatives | 0-30 | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(513)
Derivatives | 0-30 | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(5,078)
Derivatives | 0-30 | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(2,574)
Derivatives | 0-30 | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | 0-30 | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(40)
Derivatives | 31-90
Disclosure of fair value measurement of assets [line items]
Notional amount	1,763,119	649,948
Derivatives	4,662	6,405
Fair value - liability	(4,414)	(7,206)
Derivatives | 31-90 | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | 31-90 | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(621)
Derivatives | 31-90 | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(895)
Derivatives | 31-90 | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(1,397)
Derivatives | 31-90 | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(1,500)
Derivatives | 31-90 | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | 31-90 | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(1)
Derivatives | 91-365
Disclosure of fair value measurement of assets [line items]
Notional amount	6,276,091	2,404,815
Derivatives	13,399	19,804
Fair value - liability	(12,773)	(22,599)
Derivatives | 91-365 | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | 91-365 | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(412)
Derivatives | 91-365 | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(3,056)
Derivatives | 91-365 | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(4,865)
Derivatives | 91-365 | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(4,399)
Derivatives | 91-365 | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(4)
Derivatives | 91-365 | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(37)
Derivatives | 366-720
Disclosure of fair value measurement of assets [line items]
Notional amount	1,094,704	763,763
Derivatives	12,641	11,330
Fair value - liability	(12,023)	(12,566)
Derivatives | 366-720 | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | 366-720 | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(119)
Derivatives | 366-720 | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(1,496)
Derivatives | 366-720 | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(8,601)
Derivatives | 366-720 | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(1,749)
Derivatives | 366-720 | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(52)
Derivatives | 366-720 | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(6)
Derivatives | Over 720 days
Disclosure of fair value measurement of assets [line items]
Notional amount	1,765,729	1,310,429
Derivatives	31,381	39,668
Fair value - liability	(29,142)	(32,267)
Derivatives | Over 720 days | Futures
Disclosure of fair value measurement of assets [line items]
Fair value - liability	0
Derivatives | Over 720 days | Forward
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(26)
Derivatives | Over 720 days | Options
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(2,442)
Derivatives | Over 720 days | Swaps
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(25,512)
Derivatives | Over 720 days | NDF
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(707)
Derivatives | Over 720 days | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(311)
Derivatives | Over 720 days | Other
Disclosure of fair value measurement of assets [line items]
Fair value - liability	(144)
Futures
Disclosure of fair value measurement of assets [line items]
Notional amount		868,983
Futures | Derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount	1,316,911
Derivatives	0	0
Futures | Derivatives | Stock exchange
Disclosure of fair value measurement of assets [line items]
Notional amount	1,316,883
Derivatives	0
Futures | Derivatives | Over-the-counter market
Disclosure of fair value measurement of assets [line items]
Notional amount	28
Derivatives	0
Futures | Derivatives | Financial institutions
Disclosure of fair value measurement of assets [line items]
Notional amount	28
Derivatives	0
Futures | Derivatives | Companies
Disclosure of fair value measurement of assets [line items]
Notional amount	0
Derivatives	0
Futures | Derivatives | Individuals
Disclosure of fair value measurement of assets [line items]
Notional amount	0
Derivatives	0
Futures | Derivatives | 0-30
Disclosure of fair value measurement of assets [line items]
Notional amount	499,584
Derivatives	0
Futures | Derivatives | 31-90
Disclosure of fair value measurement of assets [line items]
Notional amount	224,069
Derivatives	0
Futures | Derivatives | 91-365
Disclosure of fair value measurement of assets [line items]
Notional amount	240,613
Derivatives	0
Futures | Derivatives | 366-720
Disclosure of fair value measurement of assets [line items]
Notional amount	140,341
Derivatives	0
Futures | Derivatives | Over 720 days
Disclosure of fair value measurement of assets [line items]
Notional amount	212,304
Derivatives	0
Forward
Disclosure of fair value measurement of assets [line items]
Notional amount		5,273
Forward | Derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount	170,358
Derivatives	4,607	1,739
Forward | Derivatives | Stock exchange
Disclosure of fair value measurement of assets [line items]
Notional amount	9,855
Derivatives	420
Forward | Derivatives | Over-the-counter market
Disclosure of fair value measurement of assets [line items]
Notional amount	160,503
Derivatives	4,187
Forward | Derivatives | Financial institutions
Disclosure of fair value measurement of assets [line items]
Notional amount	118,102
Derivatives	3,075
Forward | Derivatives | Companies
Disclosure of fair value measurement of assets [line items]
Notional amount	42,356
Derivatives	1,111
Forward | Derivatives | Individuals
Disclosure of fair value measurement of assets [line items]
Notional amount	45
Derivatives	1
Forward | Derivatives | 0-30
Disclosure of fair value measurement of assets [line items]
Notional amount	56,115
Derivatives	2,037
Forward | Derivatives | 31-90
Disclosure of fair value measurement of assets [line items]
Notional amount	34,281
Derivatives	414
Forward | Derivatives | 91-365
Disclosure of fair value measurement of assets [line items]
Notional amount	61,371
Derivatives	1,462
Forward | Derivatives | 366-720
Disclosure of fair value measurement of assets [line items]
Notional amount	12,554
Derivatives	543
Forward | Derivatives | Over 720 days
Disclosure of fair value measurement of assets [line items]
Notional amount	6,037
Derivatives	151
Options
Disclosure of fair value measurement of assets [line items]
Notional amount		2,325,428
Options | Derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount	6,824,202
Derivatives	11,726	21,170
Options | Derivatives | Stock exchange
Disclosure of fair value measurement of assets [line items]
Notional amount	6,694,178
Derivatives	7,995
Options | Derivatives | Over-the-counter market
Disclosure of fair value measurement of assets [line items]
Notional amount	130,024
Derivatives	3,731
Options | Derivatives | Financial institutions
Disclosure of fair value measurement of assets [line items]
Notional amount	81,893
Derivatives	2,153
Options | Derivatives | Companies
Disclosure of fair value measurement of assets [line items]
Notional amount	44,662
Derivatives	1,500
Options | Derivatives | Individuals
Disclosure of fair value measurement of assets [line items]
Notional amount	3,469
Derivatives	78
Options | Derivatives | 0-30
Disclosure of fair value measurement of assets [line items]
Notional amount	1,452,351
Derivatives	1,388
Options | Derivatives | 31-90
Disclosure of fair value measurement of assets [line items]
Notional amount	833,624
Derivatives	1,264
Options | Derivatives | 91-365
Disclosure of fair value measurement of assets [line items]
Notional amount	4,419,485
Derivatives	3,895
Options | Derivatives | 366-720
Disclosure of fair value measurement of assets [line items]
Notional amount	74,601
Derivatives	1,864
Options | Derivatives | Over 720 days
Disclosure of fair value measurement of assets [line items]
Notional amount	44,141
Derivatives	3,315
Swaps
Disclosure of fair value measurement of assets [line items]
Notional amount		2,844,414
Swaps | Derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount	4,603,623
Derivatives	47,184	55,428
Swaps | Derivatives | Stock exchange
Disclosure of fair value measurement of assets [line items]
Notional amount	2,631,330
Derivatives	20,217
Swaps | Derivatives | Over-the-counter market
Disclosure of fair value measurement of assets [line items]
Notional amount	1,972,293
Derivatives	26,967
Swaps | Derivatives | Financial institutions
Disclosure of fair value measurement of assets [line items]
Notional amount	1,593,922
Derivatives	18,975
Swaps | Derivatives | Companies
Disclosure of fair value measurement of assets [line items]
Notional amount	341,383
Derivatives	7,312
Swaps | Derivatives | Individuals
Disclosure of fair value measurement of assets [line items]
Notional amount	36,988
Derivatives	680
Swaps | Derivatives | 0-30
Disclosure of fair value measurement of assets [line items]
Notional amount	686,500
Derivatives	4,885
Swaps | Derivatives | 31-90
Disclosure of fair value measurement of assets [line items]
Notional amount	515,001
Derivatives	1,264
Swaps | Derivatives | 91-365
Disclosure of fair value measurement of assets [line items]
Notional amount	1,222,548
Derivatives	4,826
Swaps | Derivatives | 366-720
Disclosure of fair value measurement of assets [line items]
Notional amount	773,310
Derivatives	9,371
Swaps | Derivatives | Over 720 days
Disclosure of fair value measurement of assets [line items]
Notional amount	1,406,264
Derivatives	26,838
NDF
Disclosure of fair value measurement of assets [line items]
Notional amount		632,408
NDF | Derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount	794,088
Derivatives	8,351	12,207
NDF | Derivatives | Stock exchange
Disclosure of fair value measurement of assets [line items]
Notional amount	143,224
Derivatives	1,137
NDF | Derivatives | Over-the-counter market
Disclosure of fair value measurement of assets [line items]
Notional amount	650,864
Derivatives	7,214
NDF | Derivatives | Financial institutions
Disclosure of fair value measurement of assets [line items]
Notional amount	397,802
Derivatives	4,153
NDF | Derivatives | Companies
Disclosure of fair value measurement of assets [line items]
Notional amount	250,286
Derivatives	3,007
NDF | Derivatives | Individuals
Disclosure of fair value measurement of assets [line items]
Notional amount	2,776
Derivatives	54
NDF | Derivatives | 0-30
Disclosure of fair value measurement of assets [line items]
Notional amount	237,606
Derivatives	2,223
NDF | Derivatives | 31-90
Disclosure of fair value measurement of assets [line items]
Notional amount	155,756
Derivatives	1,719
NDF | Derivatives | 91-365
Disclosure of fair value measurement of assets [line items]
Notional amount	281,022
Derivatives	3,153
NDF | Derivatives | 366-720
Disclosure of fair value measurement of assets [line items]
Notional amount	73,963
Derivatives	749
NDF | Derivatives | Over 720 days
Disclosure of fair value measurement of assets [line items]
Notional amount	45,741
Derivatives	507
Credit derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount		100,812
Credit derivatives | Derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount	115,272
Derivatives	615	633
Credit derivatives | Derivatives | Stock exchange
Disclosure of fair value measurement of assets [line items]
Notional amount	48,710
Derivatives	163
Credit derivatives | Derivatives | Over-the-counter market
Disclosure of fair value measurement of assets [line items]
Notional amount	66,562
Derivatives	452
Credit derivatives | Derivatives | Financial institutions
Disclosure of fair value measurement of assets [line items]
Notional amount	66,562
Derivatives	452
Credit derivatives | Derivatives | Companies
Disclosure of fair value measurement of assets [line items]
Notional amount	0
Derivatives	0
Credit derivatives | Derivatives | Individuals
Disclosure of fair value measurement of assets [line items]
Notional amount	0
Derivatives	0
Credit derivatives | Derivatives | 0-30
Disclosure of fair value measurement of assets [line items]
Notional amount	2,751
Derivatives	198
Credit derivatives | Derivatives | 31-90
Disclosure of fair value measurement of assets [line items]
Notional amount	0
Derivatives	0
Credit derivatives | Derivatives | 91-365
Disclosure of fair value measurement of assets [line items]
Notional amount	50,417
Derivatives	57
Credit derivatives | Derivatives | 366-720
Disclosure of fair value measurement of assets [line items]
Notional amount	17,752
Derivatives	97
Credit derivatives | Derivatives | Over 720 days
Disclosure of fair value measurement of assets [line items]
Notional amount	44,352
Derivatives	263
Other
Disclosure of fair value measurement of assets [line items]
Notional amount		18,128
Other | Derivatives
Disclosure of fair value measurement of assets [line items]
Notional amount	11,177
Derivatives	901	R$ 1,262
Other | Derivatives | Stock exchange
Disclosure of fair value measurement of assets [line items]
Notional amount	106
Derivatives	590
Other | Derivatives | Over-the-counter market
Disclosure of fair value measurement of assets [line items]
Notional amount	11,071
Derivatives	311
Other | Derivatives | Financial institutions
Disclosure of fair value measurement of assets [line items]
Notional amount	7,026
Derivatives	294
Other | Derivatives | Companies
Disclosure of fair value measurement of assets [line items]
Notional amount	4,045
Derivatives	17
Other | Derivatives | Individuals
Disclosure of fair value measurement of assets [line items]
Notional amount	0
Derivatives	0
Other | Derivatives | 0-30
Disclosure of fair value measurement of assets [line items]
Notional amount	1,081
Derivatives	570
Other | Derivatives | 31-90
Disclosure of fair value measurement of assets [line items]
Notional amount	388
Derivatives	1
Other | Derivatives | 91-365
Disclosure of fair value measurement of assets [line items]
Notional amount	635
Derivatives	6
Other | Derivatives | 366-720
Disclosure of fair value measurement of assets [line items]
Notional amount	2,183
Derivatives	17
Other | Derivatives | Over 720 days
Disclosure of fair value measurement of assets [line items]
Notional amount	6,890
Derivatives	R$ 307